Statement of Income - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Revenues
Sales Revenue Goods, Net	$ 29,649
Revenues	29,649
Cost of Revenue
Cost of Goods Sold	15,106
Cost of Revenue	15,106
Gross Profit	14,543
Operating Expenses
Professional Fees	16,687	$ 13,000	$ 95,086	$ 86,041
Consulting	54,773	52,850	217,410	609,709
Rent Expense	45,013	46,523	182,552	165,023
Research and Development Expense	44,855	71,933	351,912	214,800
Selling and Marketing Expense		9,005
General and Administrative Expense	67,219	59,163	302,106	322,160
Operating Expenses	228,547	252,474	1,149,066	1,397,733
Operating Income (Loss)	(214,004)	(252,474)	(1,149,066)	(1,397,733)
Interest and Debt Expense
Interest Expense	166,623	127,390	443,961	276,798
Derivative Loss On Derivative	(20,500)			(446,784)
Interest and Debt Expense	146,123	127,390	443,961	(169,986)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(360,127)	(379,864)	(1,593,027)	(1,227,747)
IncomeTaxExpenseBenefitContinuingOperationsAbstract
Income (Loss) from Continuing Operations, Including Portion Attributable to Noncontrolling Interest	(360,127)	(379,864)	(1,593,027)	(1,227,747)
Net Income (Loss) Attributable to Parent	(360,127)	(379,864)	(1,593,027)	(1,227,747)
OtherComprehensiveIncomeLossNetOfTaxPortionAttributableToParentAbstract
ComprehensiveIncomeNetOfTax	$ (360,127)	$ (379,864)	$ (1,593,027)	$ (1,227,747)
Earnings Per Share
Earnings Per Share, Basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Basic	364,680,552	284,580,339	316,676,772	210,411,932
Earnings Per Share, Diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)
Weighted Average Number of Shares Outstanding, Diluted	364,680,552	284,580,339	316,676,772	210,411,932